Share Capital - Schedule of Reconciliation of Change in Outstanding Share Capital Fully Paid (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Issued and fully paid shares	130,144	130,144	130,144
Treasury shares	(152,001)	(94,058)	(32,614)
Treasury shares, buyback program	(60,703)	(63,672)
Treasury shares, options exercised	2,760	2,228
Total	(21,857)	36,086	97,530
Total, options exercised	2,760	2,228
Total, buyback program	(60,703)	(63,672)